Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Apr. 01, 2018
Prospectus Date	Apr. 01, 2018
Validea Market Legends ETF | Validea Market Legends ETF
Prospectus:
Trading Symbol	VALX